GOODWILL - Narrative (Details) CAD in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill	CAD 13,084	CAD 13,958	CAD 4,812
Asset impairment charges	1,257	1,388	3,745
Energy
Goodwill recorded on Company's acquisitions in the U.S.
Goodwill	CAD 0	0	CAD 1,145
Natural Gas – Ravenswood | Energy
Goodwill recorded on Company's acquisitions in the U.S.
Asset impairment charges		1,085
Asset impairment charge, after tax		CAD 656
Great Lakes
Goodwill recorded on Company's acquisitions in the U.S.
Percentage of fair value in excess of carrying amount (less than)	10.00%			10.00%
Goodwill | $				$ 573	$ 573